UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

FORM N-Q

SEPTEMBER 30, 2012

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited)	September 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 2.4%
Aisin Seiki Co., Ltd.	22,000	$625,833
Continental AG	13,611	1,332,800
GKN PLC	292,569	1,014,801
NHK Spring Co., Ltd.	110,400	947,822
Stanley Electric Co., Ltd.	38,000	562,891
Sumitomo Rubber Industries Inc.	103,700	1,231,803
Valeo SA	14,085	651,597
Total Auto Components		6,367,547
Automobiles - 2.8%
Daimler AG, Registered Shares	46,939	2,271,913
Hyundai Motor Co.	6,261	1,419,594
Renault SA	28,098	1,318,640
Toyota Motor Corp.	57,175	2,227,217
Total Automobiles		7,237,364
Household Durables - 0.7%
Electrolux AB	50,800	1,252,832
Persimmon PLC	51,248	627,698
Total Household Durables		1,880,530
Internet & Catalog Retail - 0.3%
Dena Co., Ltd.	24,700	820,379
Leisure Equipment & Products - 1.5%
Namco Bandai Holdings Inc.	65,700	1,112,960
Nikon Corp.	68,500	1,885,418
Sega Sammy Holdings Inc.	44,300	840,701
Total Leisure Equipment & Products		3,839,079
Media - 1.2%
Axel Springer AG	12,485	540,998
Fuji Media Holdings Inc.	363	594,457
Modern Times Group, Class B Shares	13,471	594,924
Reed Elsevier NV	64,177	858,107
Wolters Kluwer NV	28,806	541,561
Total Media		3,130,047
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A Shares	7,800	561,416
Specialty Retail - 0.6%
Nitori Co., Ltd.	9,050	840,755
SHIMAMURA Co., Ltd.	6,900	803,703
Total Specialty Retail		1,644,458
Textiles, Apparel & Luxury Goods - 1.4%
Adidas-Salomon AG	16,228	1,331,306
Christian Dior SA	4,505	604,387
Compagnie Financiere Richemont SA, Class A Shares	13,729	823,302
Yue Yuen Industrial Holdings Ltd.	220,000	740,516
Total Textiles, Apparel & Luxury Goods		3,499,511
TOTAL CONSUMER DISCRETIONARY		28,980,331
CONSUMER STAPLES - 11.8%
Beverages - 1.5%
Anheuser-Busch InBev NV	30,977	2,634,028
Diageo PLC	19,365	543,952
Heineken NV	14,467	862,428
Total Beverages		4,040,408

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Food & Staples Retailing - 3.1%
Alimentation Couche-Tard Inc., Class B Shares	12,600	$579,054
Distribuidora Internacional de Alimentacion SA	301,298	1,662,951
FamilyMart Co., Ltd.	40,000	1,968,221
Koninklijke Ahold NV	147,988	1,853,606
Lawson Inc.	16,200	1,245,515
Metro Inc., Class A Shares	13,900	825,715
Total Food & Staples Retailing		8,135,062
Food Products - 3.9%
Nestle SA, Registered Shares	89,218	5,625,335
Suedzucker AG	41,320	1,462,857
Tate & Lyle PLC	115,250	1,238,533
Toyo Suisan Kaisha Ltd.	36,000	900,461
Unilever NV, CVA	25,427	899,541
Total Food Products		10,126,727
Personal Products - 0.6%
Kao Corp.	55,000	1,620,964
Tobacco - 2.7%
British American Tobacco PLC	75,763	3,889,865
Imperial Tobacco Group PLC	56,428	2,088,468
Japan Tobacco Inc.	34,600	1,038,355
Total Tobacco		7,016,688
TOTAL CONSUMER STAPLES		30,939,849
ENERGY - 6.8%
Energy Equipment & Services - 0.7%
Petroleum Geo-Services ASA	67,525	1,116,203
TGS Nopec Geophysical Co. ASA	20,808	678,842
Total Energy Equipment & Services		1,795,045
Oil, Gas & Consumable Fuels - 6.1%
BG Group PLC	26,888	542,734
BP PLC	595,956	4,200,655
Eni SpA	24,895	544,492
Inpex Holdings Inc.	157	936,488
Royal Dutch Shell PLC, Class A Shares	114,068	3,943,084
Royal Dutch Shell PLC, Class B Shares	74,543	2,645,776
Statoil ASA	32,191	831,058
Total SA	49,359	2,448,351
Total Oil, Gas & Consumable Fuels		16,092,638
TOTAL ENERGY		17,887,683
FINANCIALS - 21.8%
Capital Markets - 0.3%
Intermediate Capital Group PLC	140,939	678,896
Commercial Banks - 12.0%
Australia & New Zealand Banking Group Ltd.	63,532	1,631,069
Banco Bilbao Vizcaya Argentaria SA	122,906	965,489
Banco Popolare Societa Cooperativa	489,199	732,372	*
Banco Santander SA	330,299	2,459,692	*
Banque Cantonale Vaudoise	2,128	1,103,030
Barclays PLC	577,954	2,005,152
BNP Paribas SA	27,231	1,294,048
BOC Hong Kong Holdings Ltd.	252,000	801,104
Commonwealth Bank of Australia	33,267	1,924,504
DNB NOR ASA	107,200	1,314,528
HSBC Holdings PLC	594,896	5,507,336
Mitsubishi UFJ Financial Group Inc.	130,400	611,563
Mizuho Financial Group Inc.	551,400	897,332

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 12.0% (continued)
National Australia Bank Ltd.	32,087	$848,405
Nordea Bank AB	106,700	1,055,012
Skandinaviska Enskilda Banken AB	173,823	1,455,405
Standard Chartered PLC	107,896	2,439,225
Sumitomo Mitsui Financial Group Inc.	34,100	1,066,171
Svenska Handelsbanken AB	25,289	947,452
Swedbank AB, Class A Shares	44,822	842,016
Westpac Banking Corp.	54,137	1,395,485
Total Commercial Banks		31,296,390
Consumer Finance - 0.5%
ORIX Corp.	13,940	1,400,431
Diversified Financial Services - 1.1%
First Pacific Co., Ltd.	748,000	812,241
London Stock Exchange Group PLC	67,900	1,033,951
Pohjola Bank PLC	70,323	925,374
Total Diversified Financial Services		2,771,566
Insurance - 6.2%
Admiral Group PLC	58,609	996,578
Allianz AG, Registered Shares	13,901	1,653,979
Aviva PLC	160,091	823,887
AXA SA	65,772	979,590
Gjensidige Forsikring ASA	55,411	768,455
Hannover Rueckversicherung AG	14,793	945,259
Legal & General Group PLC	421,734	898,260
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	1,870,948
PICC Property & Casualty Co., Ltd.	546,000	670,349
SCOR SE	50,201	1,294,409
Sony Financial Holdings Inc.	59,300	1,016,702
Standard Life PLC	235,745	1,038,117
Swiss Re AG	11,363	730,349	*
Tokio Marine Holdings Inc.	30,600	781,861
Zurich Insurance Group AG	7,200	1,792,919	*
Total Insurance		16,261,662
Real Estate Investment Trusts (REITs) - 0.4%
Mirvac Group	700,006	1,038,346
Real Estate Management & Development - 1.3%
China Overseas Land & Investment Ltd.	642,000	1,637,694
Tokyu Land Corp.	145,000	776,653
Wheelock & Co., Ltd.	258,000	1,112,979
Total Real Estate Management & Development		3,527,326
TOTAL FINANCIALS		56,974,617
HEALTH CARE - 12.9%
Health Care Equipment & Supplies - 0.6%
Coloplast A/S, Class B Shares	7,632	1,589,151
Health Care Providers & Services - 2.3%
Alfresa Holdings Corp.	16,300	805,183
Fresenius SE & Co. KGaA	7,257	842,475
Medipal Holdings Corp.	89,000	1,224,834
Miraca Holdings Inc.	28,600	1,284,508
Ramsay Health Care Ltd.	39,273	978,524
Suzuken Co., Ltd.	23,500	781,426
Total Health Care Providers & Services		5,916,950
Pharmaceuticals - 10.0%
AstraZeneca PLC	63,992	3,053,527
Bayer AG, Registered Shares	33,909	2,912,101
Dainippon Sumitomo Pharma Co., Ltd.	77,500	852,063
GlaxoSmithKline PLC	192,377	4,434,532

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Pharmaceuticals - 10.0% (continued)
Merck KGaA	10,500	$1,295,330
Novartis AG, Registered Shares	61,999	3,793,772
Novo Nordisk A/S, Class B Shares	16,342	2,581,650
Roche Holding AG	19,490	3,641,034
Sanofi	22,543	1,922,085
Shionogi & Co., Ltd.	63,500	969,913
Teva Pharmaceutical Industries Ltd., ADR	18,500	766,085
Total Pharmaceuticals		26,222,092
TOTAL HEALTH CARE		33,728,193
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.0%
Cobham PLC	340,309	1,218,310
European Aeronautic Defence & Space Co.	27,026	856,609
Thales SA	17,666	606,703
Total Aerospace & Defense		2,681,622
Air Freight & Logistics - 0.4%
Deutsche Post AG	53,400	1,043,049
Airlines - 0.3%
WestJet Airlines Ltd.	43,100	770,285
Building Products - 0.3%
Assa Abloy AB	21,385	694,081
Commercial Services & Supplies - 0.6%
Societe BIC SA	12,939	1,563,295
Construction & Engineering - 1.0%
Daelim Industrial Co.	9,438	805,872
Outotec OYJ	18,855	895,284
Vinci SA	20,215	861,017
Total Construction & Engineering		2,562,173
Electrical Equipment - 0.3%
Legrand SA	248	9,347
Prysmian S.p.A.	36,068	643,327
Total Electrical Equipment		652,674
Industrial Conglomerates - 1.8%
DCC PLC	35,053	1,009,005
Fraser and Neave Ltd.	178,000	1,288,005
SembCorp Industries Ltd.	241,000	1,113,486
Siemens AG, Registered Shares	13,535	1,349,882
Total Industrial Conglomerates		4,760,378
Machinery - 1.6%
Andritz AG	19,763	1,119,221
Fiat Industrial SpA	68,640	670,805
Hino Motors Ltd.	108,000	707,176
Metso Corp.	28,220	1,008,505
Trelleborg AB, Class B Shares	69,882	785,651
Total Machinery		4,291,358
Professional Services - 0.2%
Adecco SA	12,500	594,896	*
Road & Rail - 1.0%
Central Japan Railway Co.	14,500	1,274,603
East Japan Railway Co.	20,400	1,351,461
Total Road & Rail		2,626,064
Trading Companies & Distributors - 2.4%
Ashtead Group PLC	150,596	787,424
Itochu Corp.	215,100	2,180,217

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 2.4% (continued)
Marubeni Corp.	237,000	$1,512,378
Rexel SA	28,749	578,541
Sojitz Corp.	853,100	1,104,089
Total Trading Companies & Distributors		6,162,649
TOTAL INDUSTRIALS		28,402,524
INFORMATION TECHNOLOGY - 4.1%
Computers & Peripherals - 0.4%
NEC Corp.	700,000	1,112,250	*
Electronic Equipment, Instruments & Components - 1.2%
Hitachi Ltd.	337,000	1,874,141
Spectris PLC	45,915	1,278,976
Total Electronic Equipment, Instruments & Components		3,153,117
IT Services - 1.1%
Amadeus IT Holding SA, Class A Shares	61,699	1,437,460
NTT Data Corp.	453	1,421,575
Total IT Services		2,859,035
Office Electronics - 0.4%
Canon Inc.	15,200	485,956
Konica Minolta Holdings Inc.	81,500	626,602
Total Office Electronics		1,112,558
Software - 1.0%
SAP AG	36,581	2,590,633
TOTAL INFORMATION TECHNOLOGY		10,827,593
MATERIALS - 8.0%
Chemicals - 3.5%
Arkema	5,982	560,087
Asahi Kasei Corp.	164,000	846,899
BASF SE	38,750	3,269,086
Johnson Matthey PLC	21,685	844,958
Lanxess AG	21,897	1,815,793
Syngenta AG	3,217	1,202,313
Yara International ASA	13,010	651,760
Total Chemicals		9,190,896
Containers & Packaging - 0.3%
Amcor Ltd.	84,768	682,336
Metals & Mining - 4.2%
ArcelorMittal	32,646	468,181
BHP Billiton Ltd.	80,723	2,766,571
BHP Billiton PLC	75,110	2,334,786
Boliden AB	53,470	891,329
Fortescue Metals Group Ltd.	237,075	858,254
Rio Tinto Ltd.	17,027	942,450
Rio Tinto PLC	38,210	1,780,088
Voestalpine AG	30,291	906,574
Total Metals & Mining		10,948,233
TOTAL MATERIALS		20,821,465
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 3.5%
Deutsche Telekom AG, Registered Shares	119,219	1,466,912
Inmarsat PLC	71,865	684,681
Nippon Telegraph & Telephone Corp.	31,600	1,506,304
TDC A/S	210,461	1,533,066
Telecom Corp. of New Zealand Ltd.	309,013	609,542
Telecom Italia SpA	909,392	911,519

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - 3.5% (continued)
Telefonica SA	39,457	$526,056
Telenor ASA	48,600	947,585
Telstra Corp., Ltd.	263,576	1,071,757
Total Diversified Telecommunication Services		9,257,422
Wireless Telecommunication Services - 3.4%
America Movil SAB de CV, Series L Shares, ADR	45,000	1,144,800
KDDI Corp.	24,700	1,918,016
Softbank Corp.	45,100	1,826,192
Vodafone Group PLC	1,418,043	4,024,420
Total Wireless Telecommunication Services		8,913,428
TOTAL TELECOMMUNICATION SERVICES		18,170,850
UTILITIES - 3.9%
Electric Utilities - 1.5%
Cheung Kong Infrastructure Holdings Ltd.	166,000	1,006,184
E.ON AG	61,538	1,460,201
Hokkaido Electric Power Co. Inc.	70,900	575,994
Terna SpA	249,873	931,188
Total Electric Utilities		3,973,567
Gas Utilities - 0.6%
Osaka Gas Co., Ltd.	355,000	1,564,839
Independent Power Producers & Energy Traders - 0.3%
Drax Group PLC	91,559	749,596
Multi-Utilities - 1.5%
Centrica PLC	156,680	829,356
GDF Suez	58,635	1,311,071
National Grid PLC	160,239	1,767,288
Total Multi-Utilities		3,907,715
TOTAL UTILITIES		10,195,717
TOTAL COMMON STOCKS (Cost - $240,439,169)		256,928,822
PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.3%
Volkswagen AG	4,900	893,823
Media - 0.3%
ProSiebenSat.1 Media AG	26,729	673,394

TOTAL CONSUMER DISCRETIONARY		1,567,217
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Itau Unibanco Holding SA	31,700	478,335
TOTAL PREFERRED STOCKS (Cost - $2,084,907)		2,045,552
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $242,524,076)		258,974,374

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Interest in $650,000,000 joint tri-party repurchase agreement dated 9/28/12 with RBS Securities Inc.; Proceeds at maturity - $5,161,099; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 10/1/12 to 1/10/25; Market value - $5,264,240) (Cost - $5,161,000)	0.230%	10/1/12	$5,161,000	$5,161,000

TOTAL INVESTMENTS - 101.0% (Cost - $247,685,076#)				264,135,374
Liabilities in Excess of Other Assets - (1.0)%				(2,716,242)
TOTAL NET ASSETS - 100.0%				$261,419,132

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

Summary of Investments by Country †

United Kingdom	21.2%
Japan	20.7
Germany	11.7
Switzerland	7.3
France	6.4
Australia	5.3
Netherlands	3.4
Sweden	3.2
Spain	2.7
Norway	2.4
Denmark	2.2
Hong Kong	1.7
Italy	1.7
Finland	1.1
Canada	1.0
Belgium	1.0
Singapore	0.9
China	0.9
South Korea	0.8
Austria	0.8
Mexico	0.4
Ireland	0.4
Israel	0.3
New Zealand	0.2
Brazil	0.2
Luxembourg	0.2
Short-Term Investments	1.9

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Global Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$256,928,822	—	—	$256,928,822
Preferred stock	2,045,552	—	—	2,045,552

Total long-term investments	$258,974,374	—	—	$258,974,374

Short-term investments†	—	$5,161,000	—	5,161,000

Total investments	$258,974,374	$5,161,000	—	$264,135,374

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Currency Contracts	—	$232,247	—	$232,247

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2012, securities valued at $1,419,594 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Notes to Schedule of Investments (unaudited) (continued)

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $232,247. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,529,987
Gross unrealized depreciation	(12,079,689)

Net unrealized appreciation	$16,450,298

At September 30, 2012, the Fund had the following open forward foreign currency contracts:

Notes to Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Buy:
Euro	State Street Bank & Trust Co.	5,804,000	$7,459,258	10/11/12	$(26,683)
Contracts to Sell:
Euro	State Street Bank & Trust Co.	5,804,000	7,459,258	10/11/12	(205,564)

Net unrealized loss on open forward foreign currency contracts					$(232,247)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2012.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Foreign Exchange Risk	$(232,247)

During the period ended September 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$745,926
Forward foreign currency contracts (to sell)	10,144,495

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 26, 2012